Long-term Employee-related Obligations (Tables)	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Schedule of Long Term Employee Related Obligation

	December 31,
	2025	2024
	(U.S. $ in millions)
Accrued severance obligations	$73	$65
Defined benefit plans	50	63

Total (*)	$123	$128

(*)	Teva’s long-term employee-related obligations are presented in the Consolidated Balance Sheet under other taxes and long-term liabilities.